Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31, 2024	December 31, 2023
Laboratory equipment	$ —	$1,656
Capital in progress	—	600
Office furniture and equipment	—	401
Computer equipment	—	237
Leasehold improvements	—	—
	—	2,894
Less accumulated depreciation and amortization	—	(1,736)
Property and equipment, net	$—	$1,158